LINE OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LINE OF CREDIT
LINE OF CREDIT

12 - LINE OF CREDIT

In February 2019, the Company entered into a line of credit agreement in the amount of $95,000. The line bears interest at prime, 4.75% as of June 30, 2022, plus 3.49%. The line matures in February 2029. Outstanding borrowings were $94,975 as of June 30, 2022 and December 31, 2021.

11 - LINE OF CREDIT

In February 2019, the Company entered into a line of credit agreement in the amount of $95,000. The line bears interest at prime, 3.25% as of December 31, 2021 and 2020, plus 3.49%. The interest rate charged as of December 31, 2021 and 2020 was 6.74%. The line matures in February 2029. Outstanding borrowings were $94,975 as of December 31, 2021 and 2020.